MATERIAL ACCOUNTING POLICY INFORMATION (Details)		12 Months Ended
	Dec. 24, 2024	Dec. 31, 2024 numberOfSegments
Disclosure of detailed information about property, plant and equipment [line items]
Operating segments		1
Reporting segments		1
Useful life of intangible asset		15 years
Class Exchangeable Shares
Disclosure of detailed information about property, plant and equipment [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Brazilian regulated gas transmission operation
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of intangible asset		28 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment		50 years
Machinery and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment		20 years
Leasehold improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment		25 years
Network systems | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment		60 years